SmartETFs Asia Pacific Dividend Builder ETF

Schedule of Investments

at September 30, 2023 (Unaudited)

Shares	Common Stocks: 99.4%	Value
	Australia: 9.8%
6,545	Corporate Travel Management Ltd.	$70,901
2,715	JB Hi-Fi Ltd.	79,279
35,970	Metcash Ltd.	87,413
3,479	Sonic Healthcare Ltd.	66,652
		304,245
	China: 32.5%
151,000	China Construction Bank Corp. - H Shares	85,231
55,000	China Medical System Holdings	83,300
20,000	China Merchants Bank Co., Ltd. - H Shares	83,517
37,500	China Overseas Land & Investment Ltd.	77,770
24,100	China Resources Gas Group Ltd.	70,631
183,000	Industrial and Commercial Bank of China Ltd. - H Shares	88,103
21,100	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	76,711
917	NetEase Inc. - ADR	91,847
13,500	Ping An Insurance Group Company of China Ltd. - H Shares	77,320
10,000	Shenzhou International	95,776
36,900	Suofeiya Home Collection - A Shares	95,773
12,094	Zhejiang Supor Cookware - A Shares	80,347
		1,006,326
	Hong Kong: 4.9%
28,500	BOC Hong Kong Holdings Ltd.	78,067
14,977	Link REIT/The	73,443
		151,510
	India: 3.3%
6,880	Tech Mahindra LTD	101,499

	Malaysia: 2.9%
103,600	Public Bank Bhd	89,583

	Singapore: 8.4%
44,054	Capland Ascendas - REIT	88,620
58,400	CapitaLand Integrated Commercial Trust - REIT	79,032
3,786	DBS Group Holdings Ltd.	93,165
		260,817
	South Korea: 5.2%
11,968	Hanon Systems	83,357
12,638	Korean Reinsurance Co	76,997
		160,354

SmartETFs Asia Pacific Dividend Builder ETF

Schedule of Investments

at September 30, 2023 (Unaudited)

Shares	Common Stocks: 99.4%	Value
	Taiwan: 21.1%
14,000	Catcher Technology Co., Ltd.	$79,203
11,000	Elite Material Co., Ltd.	145,944
26,517	Hon Hai Precision Industry Co., Ltd.	85,488
1,260	Largan Precision Co., Ltd.	83,391
8,800	Nien Made Enterprise Co., Ltd.	84,566
7,500	Novatek Microelectronics Corp.	98,345
895	Taiwan Semiconductor Manufacturing Co., Ltd.	77,776
		654,713

	Thailand: 2.7%
31,300	Tisco Financial Group PCL/Foreign	84,450

	United States: 8.6%
1,254	Aflac Inc.	96,245
102	BROADCOM INC.	84,719
764	QUALCOMM Inc.	84,850
		265,814

	Total Common Stocks (Cost $2,810,973)	3,079,311

	Total Investments (Cost $2,810,973): 99.4%	3,079,311
	Other Assets in Excess of Liabilities - 0.6%	18,045
	Total Net Assets - 100.0%	$3,097,356

ADR - American Depository Receipt

PCL - Public Company Limited

REIT - Real Estate Investment Trust